RYDEX S&P EQUAL WEIGHT ETF
                                                        RYDEX RUSSELL TOP 50 ETF

                                                                 RYDEX ETF TRUST
                                                                   MARCH 1, 2006

                                                       RYDEX S&P PURE STYLE ETFS
                                                    RYDEX S&P 500 PURE VALUE ETF
                                                   RYDEX S&P 500 PURE GROWTH ETF
                                             RYDEX S&P MIDCAP 400 PURE VALUE ETF
                                            RYDEX S&P MIDCAP 400 PURE GROWTH ETF
                                           RYDEX S&P SMALLCAP 600 PURE VALUE ETF
                                          RYDEX S&P SMALLCAP 600 PURE GROWTH ETF

                                         [LOGO] RYDEXINVESTMENTS
                                                ESSENTIAL FOR MODERN MARKETS(TM)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

COMMON RISK/RETURN INFORMATION ............................................    2

   RYDEX S&P  EQUAL WEIGHT ETF ............................................    3

   RYDEX RUSSELL TOP 50 ETF ...............................................    6

   RYDEX S&P  500 PURE VALUE ETF ..........................................    8

   RYDEX S&P  500 PURE GROWTH ETF .........................................   10

   RYDEX S&P  MIDCAP 400 PURE VALUE ETF ...................................   12

   RYDEX S&P  MIDCAP 400 PURE GROWTH ETF ..................................   14

   RYDEX S&P  SMALLCAP 600 PURE VALUE ETF .................................   16

   RYDEX S&P  SMALLCAP 600 PURE GROWTH ETF ................................   18

MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS .........................   20

SHAREHOLDER INFORMATION ...................................................   22

DISTRIBUTION PLAN .........................................................   24

DIVIDENDS AND DISTRIBUTIONS ...............................................   24

TAX INFORMATION ...........................................................   24

MANAGEMENT OF THE FUNDS ...................................................   27

FINANCIAL HIGHLIGHTS ......................................................   29

UNDERLYING INDEX INFORMATION ..............................................   31

SUPPLEMENTAL INFORMATION ..................................................   33

ADDITIONAL INFORMATION ....................................................   35

                                                                    PROSPECTUS 1

                                RYDEX ETF TRUST
            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex ETF Trust (the "Trust") is an investment company offering professionally managed investment portfolios. This Prospectus describes the Rydex S&P Equal Weight ETF, Rydex Russell Top 50 ETF, Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF, and Rydex S&P SmallCap 600 Pure Growth ETF (each a "Fund" and collectively, the "Funds").

The shares of the Rydex S&P Equal Weight ETF, Rydex Russell Top 50 ETF and Rydex S&P Pure Style ETFs are listed for trading on the American Stock Exchange LLC (the "Exchange"). Market prices for a Fund's shares may be different from its net asset value per share ("NAV"). A Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, or multiples thereof, called a "Creation Unit." Creation Units of a Fund are issued and redeemed principally in-kind for securities included in the Fund's underlying index. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Once created, shares of a Fund generally trade in the secondary market in amounts less than a Creation Unit. For a more detailed discussion, see the "Creation and Redemptions" section herein. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF EACH FUND ARE NOT REDEEMABLE SECURITIES.

2


RYDEX ETF TRUST FUNDS
--------------------------------------------------------------------------------

                           RYDEX S&P EQUAL WEIGHT ETF

                            RYDEX RUSSELL TOP 50 ETF

                          RYDEX S&P 500 PURE VALUE ETF

                          RYDEX S&P 500 PURE GROWTH ETF

                       RYDEX S&P MIDCAP 400 PURE VALUE ETF

                      RYDEX S&P MIDCAP 400 PURE GROWTH ETF

                      RYDEX S&P SMALLCAP 600 PURE VALUE ETF

                     RYDEX S&P SMALLCAP 600 PURE GROWTH ETF

COMMON RISK / RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Fund seeks to replicate as closely as possible, before expenses, the performance of a particular index (each an "Underlying Index"). The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK - Due to market conditions, the value of the Funds' equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

TRADING RISK - Shares may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the Funds' holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their
NAVs), the Funds' investment adviser, Rydex Investments (the "Advisor"), does not believe that large discounts or premiums to NAV will exist for extended periods of time.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match that of the Fund's Underlying Index either on a daily or aggregate basis. Tracking error may cause a Fund's performance to be less than you expect.

LIQUIDITY RISK - Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Funds will continue to be met or will remain unchanged.

                                                                    PROSPECTUS 3

RYDEX S&P EQUAL WEIGHT ETF (RSP)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex S&P Equal Weight ETF's investment objective is to replicate as closely as possible, before expenses, the performance of the S&P Equal Weight Index (the "Index" or "Underlying Index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund uses a passive management strategy to track the performance of the Underlying Index. The Underlying Index is the equal-weighted version of the S&P 500, which is a measure of the large-capitalization stocks of 500 major corporations selected by Standard & Poor's(R), a division of the McGraw Hill Companies, Inc. ("Standard & Poor's"), for their market size, liquidity and industry group representation. Unlike the S&P 500, in which each constituent stock's weight is proportionate to its market value, each stock in the Underlying Index will be rebalanced quarterly to have the same target weighting as every other stock in the Underlying Index. As of December 31, 2005, the S&P Equal Weight Index had a market capitalization of approximately $987 billion.

The Fund will use a "replication" strategy to try to track the Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor expects that, over time, the correlation between the Fund's performance, before expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL RISKS

In addition to those risks common to investing in any Fund, the Rydex S&P Equal Weight ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The bar chart and table show the performance of the Rydex S&P Equal Weight ETF both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

RYDEX S&P EQUAL WEIGHT ETF

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

16.50%          7.65%
---------------------
2004            2005

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 12.19% (QUARTER ENDED 12/31/2004) AND THE LOWEST RETURN FOR A QUARTER WAS -2.09% (QUARTER ENDED 9/30/2004).

4


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2005)(1)

                                                                        SINCE
                                                                      INCEPTION
                                                       PAST 1 YEAR     (4/24/03)
--------------------------------------------------------------------------------
RETURN BEFORE TAXES ................................       7.65%         21.62%

RETURN AFTER TAXES ON DISTRIBUTIONS(2) .............       7.46%         21.25%

RETURN AFTER TAXES ON DISTRIBUTIONS

AND SALE OF FUND SHARES(2) .........................       5.17%         18.59%

S&P 500(R) INDEX(3) ................................       4.92%         14.44%

S&P EQUAL WEIGHT INDEX(3) ..........................       8.06%         22.13%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

(3) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPRISED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). THE S&P EQUAL WEIGHT INDEX IS AN UNMANAGED EQUAL-WEIGHTED VERSION OF THE S&P 500 INDEX. INDEX RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Rydex S&P Equal Weight ETF(a).

   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   A. CREATION TRANSACTION FEES(b)
      THROUGH NSCC ..........................................         $2,000
      OUTSIDE NSCC ..........................................   UP TO $8,000
   B. REDEMPTION TRANSACTION FEES(c)
      THROUGH NSCC ..........................................         $2,000
      OUTSIDE NSCC ..........................................   UP TO $8,000
   ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(d)
   MANAGEMENT FEES ..........................................           0.40%
   DISTRIBUTION (12b-1) FEES(e) .............................           NONE
   OTHER EXPENSES(f) ........................................           NONE
   TOTAL ANNUAL FUND OPERATING EXPENSES .....................           0.40%

(a) MOST INVESTORS WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS WHEN BUYING OR SELLING SHARES OF THE FUND.

(b) THE CREATION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING PURCHASED PURSUANT TO ANY ONE CREATION ORDER. ONE CREATION UNIT CONSISTS OF 50,000 SHARES.

(c) THE REDEMPTION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING REDEEMED PURSUANT TO ANY ONE REDEMPTION ORDER.

(d)   EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(e) THE FUND HAS ADOPTED A DISTRIBUTION (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BE SUBJECT TO AN ANNUAL 12b-1 FEE OF UP TO 0.25%. HOWEVER, NO SUCH FEE IS CURRENTLY CHARGED TO THE FUND AND NO SUCH FEES WILL BE CHARGED PRIOR TO MARCH 1, 2007.

(f) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, ANY FUTURE DISTRIBUTION FEES OR EXPENSES AND EXTRAORDINARY EXPENSES.

                                                                    PROSPECTUS 5

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Rydex S&P Equal Weight ETF with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  RYDEX S&P EQUAL WEIGHT ETF     1 YEAR      3 YEARS     5 YEARS      10 YEARS
  ----------------------------------------------------------------------------
                                   $41         $129        $225          $508

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee ("Creation Transaction Fee") or redemption transaction fee ("Redemption Transaction Fee"), as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund. The Creation Transaction Fee per transaction is $2,000, and the Redemption Transaction Fee per transaction is $2,000. An additional charge of up to four (4) times the standard transaction fee may be imposed for creations and redemptions effected outside the National Securities Clearing Corporation's ("NSCC") usual clearing process or for cash. Shareholders who hold Creation Units will also pay the annual Fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $8,500,000 and a 5% return each year, and assuming that creations and redemptions are effected through the NSCC and the Fund's operating expenses remain the same, the total costs would be $36,866 if the Creation Unit is redeemed after one year, and $111,557 if the Creation Unit is redeemed after three years. If creations and redemptions are effected outside of the NSCC, the total costs would increase to $42,865 if the Creation Unit is redeemed after one year, and $117,503 if the Creation Unit is redeemed after three years. For more information, see "Creations and Redemptions" and "Transaction Fees."

6


RYDEX RUSSELL TOP 50 ETF (XLG)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex Russell Top 50 ETF's investment objective is to replicate as closely as possible, before expenses, the performance of the Russell Top 50(TM) Index (the "Index" or "Underlying Index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund uses a passive management strategy to track the performance of the Underlying Index. The Index consists of the common stocks of the 50 largest U.S. companies based on total market capitalization as represented in the Russell 3000(R) Index. Accordingly, the Fund offers investors access to the largest capitalization segment in the U.S. equity universe representing approximately 40% of the U.S. stock market. As of December 31, 2005, the Russell Top 50(TM) Index had a market capitalization of approximately $5.7 trillion. The Fund will use a "replication" strategy to try to track the Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor, expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL RISKS

In addition to those risks common to investing in any Fund, the Rydex Russell Top 50 ETF is subject to a number of other risks that may affect the value of its shares, including:

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Rydex Russell Top 50 ETF commenced operations on May 4, 2005. Therefore, it does not have a performance history for a full calendar year.

                                                                    PROSPECTUS 7


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Rydex Russell Top 50 ETF(a).

   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   A. CREATION TRANSACTION FEES(b)
      THROUGH NSCC ..........................................           $500
      OUTSIDE NSCC ..........................................   UP TO $2,000
   B. REDEMPTION TRANSACTION FEES(c)
      THROUGH NSCC ..........................................           $500
      OUTSIDE NSCC ..........................................   UP TO $2,000
   ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(d)
   MANAGEMENT FEES ..........................................           0.20%
   DISTRIBUTION (12b-1) FEES(e) .............................           NONE
   OTHER EXPENSES(f) ........................................           NONE
   TOTAL ANNUAL FUND OPERATING EXPENSES .....................           0.20%

(a) MOST INVESTORS WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS WHEN BUYING OR SELLING SHARES OF THE FUND.

(b) THE CREATION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING PURCHASED PURSUANT TO ANY ONE CREATION ORDER. ONE CREATION UNIT CONSISTS OF 50,000 SHARES.

(c) THE REDEMPTION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING REDEEMED PURSUANT TO ANY ONE REDEMPTION ORDER.

(d)   EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(e) THE FUND HAS ADOPTED A DISTRIBUTION (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BE SUBJECT TO AN ANNUAL 12b-1 FEE OF UP TO 0.25%. HOWEVER, NO SUCH FEE IS CURRENTLY CHARGED TO THE FUND AND NO SUCH FEES WILL BE CHARGED PRIOR TO MARCH 1, 2007.

(f) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, ANY FUTURE DISTRIBUTION FEES OR EXPENSES AND EXTRAORDINARY EXPENSES.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Rydex Russell Top 50 ETF with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   RYDEX RUSSELL TOP 50 ETF      1 YEAR     3 YEARS     5 YEARS     10 YEARS
   -------------------------------------------------------------------------
                                   $21       $65         $113         $257

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee ("Creation Transaction Fee") or redemption transaction fee ("Redemption Transaction Fee"), as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund. The Creation Transaction Fee per transaction is $500, and the Redemption Transaction Fee per transaction is $500. An additional charge of up to four (4) times the standard transaction fee may be imposed for creations and redemptions effected outside the National Securities Clearing Corporation's ("NSCC") usual clearing process or for cash. Shareholders who hold Creation Units will also pay the annual Fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that creations and redemptions are effected through the NSCC and the Fund's operating expenses remain the same, the total costs would be $10,755 if the Creation Unit is redeemed after one year, and $32,791 if the Creation Unit is redeemed after three years. If creations and redemptions are effected outside of the NSCC, the total costs would increase to $12,255 if the Creation Unit is redeemed after one year, and $34,284 if the Creation Unit is redeemed after three years. For more information, see "Creations and Redemptions" and "Transaction Fees."

8


RYDEX S&P 500 PURE VALUE ETF (RPV)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex S&P 500 Pure Value ETF's investment objective is to replicate as closely as possible, before expenses, the performance of the S&P 500/Citigroup Pure Value Index (the "Index" or "Underlying Index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund uses a passive management strategy to track the performance of the Underlying Index. The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics as selected by Standard & Poor's. As of December 31, 2005, the Underlying Index included 152 of the constituents that comprise the S&P 500. As of December 31, 2005, the S&P 500/Citigroup Pure Value Index had a market capitalization of approximately $2 trillion. The Fund will use a "replication" strategy to try to track the Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor, expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL RISKS

In addition to those risks common to investing in any Fund, the Rydex S&P 500 Pure Value ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Rydex S&P 500 Pure Value ETF is new and therefore does not have a performance history for a full calendar year.

                                                                    PROSPECTUS 9


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Rydex S&P 500 Pure Value ETF(a).

   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   A. CREATION TRANSACTION FEES(b)
      THROUGH NSCC ..........................................         $1,000
      OUTSIDE NSCC ..........................................   UP TO $4,000
   B. REDEMPTION TRANSACTION FEES(c)
      THROUGH NSCC ..........................................         $1,000
      OUTSIDE NSCC ..........................................   UP TO $4,000
   ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(d)
   MANAGEMENT FEES ..........................................           0.35%
   DISTRIBUTION (12b-1) FEES(e) .............................           NONE
   OTHER EXPENSES(f) ........................................           NONE
   TOTAL ANNUAL FUND OPERATING EXPENSES .....................           0.35%

(a) MOST INVESTORS WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS WHEN BUYING OR SELLING SHARES OF THE FUND.

(b) THE CREATION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING PURCHASED PURSUANT TO ANY ONE CREATION ORDER. ONE CREATION UNIT CONSISTS OF 50,000 SHARES.

(c) THE REDEMPTION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING REDEEMED PURSUANT TO ANY ONE REDEMPTION ORDER.

(d)   EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(e) THE FUND HAS ADOPTED A DISTRIBUTION (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BE SUBJECT TO AN ANNUAL 12b-1 FEE OF UP TO 0.25%. HOWEVER, NO SUCH FEE IS CURRENTLY CHARGED TO THE FUND AND NO SUCH FEES WILL BE CHARGED PRIOR TO MARCH 1, 2007.

(f) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, ANY FUTURE DISTRIBUTION FEES OR EXPENSES AND EXTRAORDINARY EXPENSES.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Rydex S&P 500 Pure Value ETF with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         RYDEX S&P 500 PURE VALUE ETF        1 YEAR      3 YEARS
         -------------------------------------------------------
                                              $36          $113

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee ("Creation Transaction Fee") or redemption transaction fee ("Redemption Transaction Fee"), as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund. The Creation Transaction Fee per transaction is $1,000, and the Redemption Transaction Fee per transaction is $1,000. An additional charge of up to four (4) times the standard transaction fee may be imposed for creations and redemptions effected outside the National Securities Clearing Corporation's ("NSCC") usual clearing process or for cash. Shareholders who hold Creation Units will also pay the annual Fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that creations and redemptions are effected through the NSCC and the Fund's operating expenses remain the same, the total costs would be $6,384 if the Creation Unit is redeemed after one year, and $17,920 if the Creation Unit is redeemed after three years. If creations and redemptions are effected outside of the NSCC, the total costs would increase to $9,383 if the Creation Unit is redeemed after one year, and $20,897 if the Creation Unit is redeemed after three years. For more information, see "Creations and Redemptions" and "Transaction Fees."

10


RYDEX S&P 500 PURE GROWTH ETF (RPG)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex S&P 500 Pure Growth ETF's investment objective is to replicate as closely as possible, before expenses, the performance of the S&P 500/Citigroup Pure Growth Index (the "Index" or "Underlying Index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund uses a passive management strategy to track the performance of the Underlying Index. The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics as selected by Standard & Poor's. As of December 31, 2005, the Underlying Index included 140 of the constituents that comprise the S&P 500. As of December 31, 2005, the S&P 500/Citigroup Pure Growth Index had a market capitalization of approximately $3 trillion. The Fund will use a "replication" strategy to try to track the Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor, expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL RISKS

In addition to those risks common to investing in any Fund, the Rydex S&P 500 Pure Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Rydex S&P 500 Pure Growth ETF is new and therefore does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 11


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Rydex S&P 500 Pure Growth ETF(a).

   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   A. CREATION TRANSACTION FEES(b)
      THROUGH NSCC ..........................................         $1,000
      OUTSIDE NSCC ..........................................   UP TO $4,000
   B. REDEMPTION TRANSACTION FEES(c)
      THROUGH NSCC ..........................................         $1,000
      OUTSIDE NSCC ..........................................   UP TO $4,000
   ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(d)
   MANAGEMENT FEES ..........................................           0.35%
   DISTRIBUTION (12b-1) FEES(e) .............................           NONE
   OTHER EXPENSES(f) ........................................           NONE
   TOTAL ANNUAL FUND OPERATING EXPENSES .....................           0.35%

(a) MOST INVESTORS WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS WHEN BUYING OR SELLING SHARES OF THE FUND.

(b) THE CREATION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING PURCHASED PURSUANT TO ANY ONE CREATION ORDER. ONE CREATION UNIT CONSISTS OF 50,000 SHARES.

(c) THE REDEMPTION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING REDEEMED PURSUANT TO ANY ONE REDEMPTION ORDER.

(d)   EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(e) THE FUND HAS ADOPTED A DISTRIBUTION (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BE SUBJECT TO AN ANNUAL 12b-1 FEE OF UP TO 0.25%. HOWEVER, NO SUCH FEE IS CURRENTLY CHARGED TO THE FUND AND NO SUCH FEES WILL BE CHARGED PRIOR TO MARCH 1, 2007.

(f) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, ANY FUTURE DISTRIBUTION FEES OR EXPENSES AND EXTRAORDINARY EXPENSES.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Rydex S&P 500 Pure Growth ETF with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           RYDEX S&P 500 PURE GROWTH ETF          1 YEAR         3 YEARS
           -------------------------------------------------------------
                                                    $36           $113

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee ("Creation Transaction Fee") or redemption transaction fee ("Redemption Transaction Fee"), as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund. The Creation Transaction Fee per transaction is $1,000, and the Redemption Transaction Fee per transaction is $1,000. An additional charge of up to four (4) times the standard transaction fee may be imposed for creations and redemptions effected outside the National Securities Clearing Corporation's ("NSCC") usual clearing process or for cash. Shareholders who hold Creation Units will also pay the annual Fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,750,000 and a 5% return each year, and assuming that creations and redemptions are effected through the NSCC and the Fund's operating expenses remain the same, the total costs would be $7,281 if the Creation Unit is redeemed after one year, and $20,742 if the Creation Unit is redeemed after three years. If creations and redemptions are effected outside of the NSCC, the total costs would increase to $10,281 if the Creation Unit is redeemed after one year, and $23,718 if the Creation Unit is redeemed after three years. For more information, see "Creations and Redemptions" and "Transaction Fees."

12


RYDEX S&P MIDCAP 400 PURE VALUE ETF (RFV)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex S&P MidCap 400 Pure Value ETF's investment objective is to replicate as closely as possible, before expenses, the performance of the S&P MidCap 400/Citigroup Pure Value Index (the "Index" or "Underlying Index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund uses a passive management strategy to track the performance of the Underlying Index. The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics as selected by Standard & Poor's. As of December 31, 2005, the Underlying Index included 113 of the constituents that comprise the S&P MidCap
400. As of December 31, 2005, the S&P MidCap 400/Citigroup Pure Value Index had a market capitalization of approximately $202 billion. The Fund will use a "replication" strategy to try to track the Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor, expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL RISKS

In addition to those risks common to investing in any Fund, the Rydex S&P MidCap 400 Pure Value ETF is subject to a number of other risks that may affect the value of its shares, including:

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Rydex S&P MidCap 400 Pure Value ETF is new and therefore does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 13


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Rydex S&P MidCap 400 Pure Value ETF(a).

   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   A. CREATION TRANSACTION FEES(b)
      THROUGH NSCC ..........................................           $750
      OUTSIDE NSCC ..........................................   UP TO $3,000
   B. REDEMPTION TRANSACTION FEES(c)
      THROUGH NSCC ..........................................           $750
      OUTSIDE NSCC ..........................................   UP TO $3,000
   ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(d)
   MANAGEMENT FEES ..........................................           0.35%
   DISTRIBUTION (12b-1) FEES(e) .............................           NONE
   OTHER EXPENSES(f) ........................................           NONE
   TOTAL ANNUAL FUND OPERATING EXPENSES .....................           0.35%

(a) MOST INVESTORS WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS WHEN BUYING OR SELLING SHARES OF THE FUND.

(b) THE CREATION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING PURCHASED PURSUANT TO ANY ONE CREATION ORDER. ONE CREATION UNIT CONSISTS OF 50,000 SHARES.

(c) THE REDEMPTION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING REDEEMED PURSUANT TO ANY ONE REDEMPTION ORDER.

(d)   EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(e) THE FUND HAS ADOPTED A DISTRIBUTION (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BE SUBJECT TO AN ANNUAL 12b-1 FEE OF UP TO 0.25%. HOWEVER, NO SUCH FEE IS CURRENTLY CHARGED TO THE FUND AND NO SUCH FEES WILL BE CHARGED PRIOR TO MARCH 1, 2007.

(f) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, ANY FUTURE DISTRIBUTION FEES OR EXPENSES AND EXTRAORDINARY EXPENSES.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Rydex S&P MidCap 400 Pure Value ETF with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        RYDEX S&P MIDCAP 400 PURE VALUE ETF       1 YEAR            3 YEARS
        -------------------------------------------------------------------
                                                    $36               $113

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee ("Creation Transaction Fee") or redemption transaction fee ("Redemption Transaction Fee"), as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund. The Creation Transaction Fee per transaction is $750, and the Redemption Transaction Fee per transaction is $750. An additional charge of up to four (4) times the standard transaction fee may be imposed for creations and redemptions effected outside the National Securities Clearing Corporation's ("NSCC") usual clearing process or for cash. Shareholders who hold Creation Units will also pay the annual Fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that creations and redemptions are effected through the NSCC and the Fund's operating expenses remain the same, the total costs would be $6,134 if the Creation Unit is redeemed after one year, and $17,672 if the Creation Unit is redeemed after three years. If creations and redemptions are effected outside of the NSCC, the total costs would increase to $8,383 if the Creation Unit is redeemed after one year, and $19,905 if the Creation Unit is redeemed after three years. For more information, see "Creations and Redemptions" and "Transaction Fees."

14


RYDEX S&P MIDCAP 400 PURE GROWTH ETF (RFG)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex S&P MidCap 400 Pure Growth ETF's investment objective is to replicate as closely as possible, before expenses, the performance of the S&P MidCap 400/Citigroup Pure Growth Index (the "Index" or "Underlying Index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund uses a passive management strategy to track the performance of the Underlying Index. The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics as selected by Standard & Poor's. As of December 31, 2005, the Underlying Index included 100 of the constituents that comprise the S&P MidCap
400. As of December 31, 2005, the S&P MidCap 400/Citigroup Pure Growth Index had a market capitalization of approximately $373 billion. The Fund will use a "replication" strategy to try to track the Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor, expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL RISKS

In addition to those risks common to investing in any Fund, the Rydex S&P MidCap 400 Pure Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Rydex S&P MidCap 400 Pure Growth ETF is new and therefore does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 15

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Rydex S&P MidCap 400 Pure Growth ETF(a).

   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   A. CREATION TRANSACTION FEES(b)
      THROUGH NSCC ..........................................           $750
      OUTSIDE NSCC ..........................................   UP TO $3,000
   B. REDEMPTION TRANSACTION FEES(c)
      THROUGH NSCC ..........................................           $750
      OUTSIDE NSCC ..........................................   UP TO $3,000
   ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(d)
   MANAGEMENT FEES ..........................................           0.35%
   DISTRIBUTION (12b-1) FEES(e) .............................           NONE
   OTHER EXPENSES(f) ........................................           NONE
   TOTAL ANNUAL FUND OPERATING EXPENSES .....................           0.35%

(a) MOST INVESTORS WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS WHEN BUYING OR SELLING SHARES OF THE FUND.

(b) THE CREATION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING PURCHASED PURSUANT TO ANY ONE CREATION ORDER. ONE CREATION UNIT CONSISTS OF 50,000 SHARES.

(c) THE REDEMPTION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING REDEEMED PURSUANT TO ANY ONE REDEMPTION ORDER.

(d)   EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(e) THE FUND HAS ADOPTED A DISTRIBUTION (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BE SUBJECT TO AN ANNUAL 12b-1 FEE OF UP TO 0.25%. HOWEVER, NO SUCH FEE IS CURRENTLY CHARGED TO THE FUND AND NO SUCH FEES WILL BE CHARGED PRIOR TO MARCH 1, 2007.

(f) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, ANY FUTURE DISTRIBUTION FEES OR EXPENSES AND EXTRAORDINARY EXPENSES.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Rydex S&P MidCap 400 Pure Growth ETF with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          RYDEX S&P MIDCAP 400 PURE GROWTH ETF      1 YEAR        3 YEARS
          ---------------------------------------------------------------
                                                      $36            $113

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee ("Creation Transaction Fee") or redemption transaction fee ("Redemption Transaction Fee"), as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund. The Creation Transaction Fee per transaction is $750, and the Redemption Transaction Fee per transaction is $750. An additional charge of up to four (4) times the standard transaction fee may be imposed for creations and redemptions effected outside the National Securities Clearing Corporation's ("NSCC") usual clearing process or for cash. Shareholders who hold Creation Units will also pay the annual Fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that creations and redemptions are effected through the NSCC and the Fund's operating expenses remain the same, the total costs would be $9,723 if the Creation Unit is redeemed after one year, and $28,958 if the Creation Unit is redeemed after three years. If creations and redemptions are effected outside of the NSCC, the total costs would increase to $11,973 if the Creation Unit is redeemed after one year, and $31,190 if the Creation Unit is redeemed after three years. For more information, see "Creations and Redemptions" and "Transaction Fees."

16


RYDEX S&P SMALLCAP 600 PURE VALUE ETF (RZV)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex S&P SmallCap 600 Pure Value ETF's investment objective is to replicate as closely as possible, before expenses, the performance of the S&P SmallCap 600/Citigroup Pure Value Index (the "Index" or "Underlying Index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund uses a passive management strategy to track the performance of the Underlying Index. The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics as selected by Standard & Poor's. As of December 31, 2005, the Underlying Index included 184 of the constituents that comprise the S&P SmallCap
600. As of December 31, 2005, the S&P SmallCap 600/Citigroup Pure Value Index had a market capitalization of approximately $109 billion. The Fund will use a "replication" strategy to try to track the Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor, expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL RISKS

In addition to those risks common to investing in any Fund, the Rydex S&P SmallCap 600 Pure Value ETF is subject to a number of other risks that may affect the value of its shares, including:

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Rydex S&P SmallCap 600 Pure Value ETF is new and therefore does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 17

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Rydex S&P SmallCap 600 Pure Value ETF(a).

   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   A. CREATION TRANSACTION FEES(b)
      THROUGH NSCC ..........................................         $1,000
      OUTSIDE NSCC ..........................................   UP TO $4,000
   B. REDEMPTION TRANSACTION FEES(c)
      THROUGH NSCC ..........................................         $1,000
      OUTSIDE NSCC ..........................................   UP TO $4,000
   ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(d)
   MANAGEMENT FEES ..........................................           0.35%
   DISTRIBUTION (12b-1) FEES(e) .............................           NONE
   OTHER EXPENSES(f) ........................................           NONE
   TOTAL ANNUAL FUND OPERATING EXPENSES .....................           0.35%

A MOST INVESTORS WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS WHEN BUYING OR SELLING SHARES OF THE FUND.

B THE CREATION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING PURCHASED PURSUANT TO ANY ONE CREATION ORDER. ONE CREATION UNIT CONSISTS OF 50,000 SHARES.

C THE REDEMPTION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING REDEEMED PURSUANT TO ANY ONE REDEMPTION ORDER.

D     EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

E THE FUND HAS ADOPTED A DISTRIBUTION (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BE SUBJECT TO AN ANNUAL 12b-1 FEE OF UP TO 0.25%. HOWEVER, NO SUCH FEE IS CURRENTLY CHARGED TO THE FUND AND NO SUCH FEES WILL BE CHARGED PRIOR TO MARCH 1, 2007.

F THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, ANY FUTURE DISTRIBUTION FEES OR EXPENSES AND EXTRAORDINARY EXPENSES.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Rydex S&P SmallCap 600 Pure Value ETF with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         RYDEX S&P SMALLCAP 600 PURE VALUE ETF       1 YEAR        3 YEARS
         -----------------------------------------------------------------
                                                      $36            $113

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee ("Creation Transaction Fee") or redemption transaction fee ("Redemption Transaction Fee"), as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund. The Creation Transaction Fee per transaction is $1,000, and the Redemption Transaction Fee per transaction is $1,000. An additional charge of up to four (4) times the standard transaction fee may be imposed for creations and redemptions effected outside the National Securities Clearing Corporation's ("NSCC") usual clearing process or for cash. Shareholders who hold Creation Units will also pay the annual Fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,750,000 and a 5% return each year, and assuming that creations and redemptions are effected through the NSCC and the Fund's operating expenses remain the same, the total costs would be $7,281 if the Creation Unit is redeemed after one year, and $20,742 if the Creation Unit is redeemed after three years. If creations and redemptions are effected outside of the NSCC, the total costs would increase to $10,281 if the Creation Unit is redeemed after one year, and $23,718 if the Creation Unit is redeemed after three years. For more information, see "Creations and Redemptions" and "Transaction Fees."

18


RYDEX S&P SMALLCAP 600 PURE GROWTH ETF (RZG)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Rydex S&P SmallCap 600 Pure Growth ETF's investment objective is to replicate as closely as possible, before expenses, the performance of the S&P SmallCap 600/Citigroup Pure Growth Index (the "Index" or "Underlying Index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund uses a passive management strategy to track the performance of the Underlying Index. The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics as selected by Standard & Poor's. As of December 31, 2005, the Underlying Index included 142 of the constituents that comprise the S&P SmallCap
600. As of December 31, 2005, the S&P SmallCap 600/Citigroup Pure Growth Index had a market capitalization of approximately $173 billion. The Fund will use a "replication" strategy to try to track the Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. The Advisor, expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL RISKS

In addition to those risks common to investing in any Fund, the Rydex S&P SmallCap 600 Pure Growth ETF is subject to a number of other risks that may affect the value of its shares, including:

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE

The Rydex S&P SmallCap 600 Pure Growth ETF is new and therefore does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 19


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Rydex S&P SmallCap 600 Pure Growth ETF(a).

   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   A. CREATION TRANSACTION FEES(b)
   THROUGH NSCC .............................................         $1,000
   OUTSIDE NSCC .............................................   UP TO $4,000
   B. REDEMPTION TRANSACTION FEES(c)
   THROUGH NSCC .............................................         $1,000
   OUTSIDE NSCC .............................................   UP TO $4,000
   ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(d)
   MANAGEMENT FEES ..........................................           0.35%
   DISTRIBUTION (12b-1) FEES(e) .............................           NONE
   OTHER EXPENSES(f) ........................................           NONE
   TOTAL ANNUAL FUND OPERATING EXPENSES .....................           0.35%

(a) MOST INVESTORS WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS WHEN BUYING OR SELLING SHARES OF THE FUND.

(b) THE CREATION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING PURCHASED PURSUANT TO ANY ONE CREATION ORDER. ONE CREATION UNIT CONSISTS OF 50,000 SHARES.

(c) THE REDEMPTION TRANSACTION FEE IS THE SAME REGARDLESS OF THE NUMBER OF CREATION UNITS BEING REDEEMED PURSUANT TO ANY ONE REDEMPTION ORDER.

(d)   EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.

(e) THE FUND HAS ADOPTED A DISTRIBUTION (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BE SUBJECT TO AN ANNUAL 12b-1 FEE OF UP TO 0.25%. HOWEVER, NO SUCH FEE IS CURRENTLY CHARGED TO THE FUND AND NO SUCH FEES WILL BE CHARGED PRIOR TO MARCH 1, 2007.

(f) THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, ANY FUTURE DISTRIBUTION FEES OR EXPENSES AND EXTRAORDINARY EXPENSES.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Rydex S&P SmallCap 600 Pure Growth ETF with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             RYDEX S&P SMALLCAP 600 PURE GROWTH ETF     1 YEAR      3 YEARS
             --------------------------------------------------------------
                                                          $36         $113

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee ("Creation Transaction Fee") or redemption transaction fee ("Redemption Transaction Fee"), as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund. The Creation Transaction Fee per transaction is $1,000, and the Redemption Transaction Fee per transaction is $1,000. An additional charge of up to four (4) times the standard transaction fee may be imposed for creations and redemptions effected outside the National Securities Clearing Corporation's ("NSCC") usual clearing process or for cash. Shareholders who hold Creation Units will also pay the annual Fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,750,000 and a 5% return each year, and assuming that creations and redemptions are effected through the NSCC and the Fund's operating expenses remain the same, the total costs would be $7,281 if the Creation Unit is redeemed after one year, and $20,742 if the Creation Unit is redeemed after three years. If creations and redemptions are effected outside of the NSCC, the total costs would increase to $10,281 if the Creation Unit is redeemed after one year, and $23,718 if the Creation Unit is redeemed after three years. For more information, see "Creations and Redemptions" and "Transaction Fees."

20


MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT STRATEGIES

Although the Advisor intends to use a replication strategy, each Fund may hold up to 10% of its assets in securities not included in its Underlying Index. For example, a Fund may invest in securities not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). Nonetheless, each Fund intends to always invest at least 90% of its assets in the securities of its Underlying Index. As long as the Funds invest at least 90% of their total assets in the securities of their respective Underlying Index, the Funds may invest their other assets in futures contracts, options on futures contracts, options, and swaps related to their respective Underlying Index, as well as cash and cash equivalents. This is a non-fundamental policy that can be changed by the Funds upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

As indicated below, the Funds are subject to a number of additional risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS) - The Funds invest primarily in instruments that attempt to track the price movement of equity indices as well as in equity securities, including common stocks. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of each of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of each Fund's equity securities and equity derivatives may fluctuate drastically from day-to-day. This price volatility is the principal risk of investing in equity securities. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (RYDEX RUSSELL TOP 50 ETF) - Since the Fund is non-diversified, the Fund may invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

TRACKING ERROR RISK (ALL FUNDS) - Tracking error risk refers to the risk that the Funds' returns may not match or correlate to the returns of their respective Underlying Index on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their Underlying Indices, rounding of share prices, changes to the Underlying Indices, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

                                                                   PROSPECTUS 21

The risks associated with the Funds' use of futures and options contracts include:

      o The Funds experiencing losses over certain ranges in the market that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by the Funds and the prices of futures and options on futures.

      o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK (RYDEX S&P MIDCAP 400 PURE VALUE, RYDEX S&P MIDCAP 400 PURE GROWTH, RYDEX S&P SMALLCAP 600 PURE VALUE, RYDEX S&P SMALLCAP 600 PURE GROWTH ETFS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon relatively small management groups. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

DERIVATIVES RISK (ALL FUNDS) - The Funds' use of equity derivatives to pursue their respective investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than a fund that does not use derivatives.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the Statement of Additional Information ("SAI").

22


INVESTING WITH RYDEX:
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

For more information on how to buy and sell shares of the Funds, call Rydex shareholder services at 800.820.0888 or 301.296.5100 or visit www.rydexinvestments.com.

BUYING AND SELLING SHARES

Most investors will buy and sell shares of the Funds in secondary market transactions through brokers. Shares can be bought and sold throughout the trading day like other publicly traded securities. Most investors will incur customary brokerage commissions and charges when buying or selling shares through a broker.

Shares may be acquired and redeemed from the Funds ONLY in Creation Units of 50,000 shares, or multiples thereof, as discussed in the "Creations and Redemptions" section below.

BOOK ENTRY

Shares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company ("DTC"), or its nominee, is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants (e.g., broker-dealers, banks, trust companies, or clearing companies). These procedures are the same as those that apply to any stocks that you hold in book entry or "street name" through your brokerage account.

--------------------------------------------------------------------------------
CALCULATING NAV

Each Fund calculates its NAV by:

      o     Taking the current market value of its total assets

      o     Subtracting any liabilities

      o Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each business day as of the regularly scheduled close of normal trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern Time).

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, or when the value of a security has been materially affected by events occurring after the relevant market closes, the Funds will price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. Because a Fund invests substantially all of its assets in the component securities included within the Underlying Index, and these securities are selected for their market size, liquidity and industry group representation, it is expected that there would be limited circumstances in which the Fund would use fair value pricing - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV. If a Fund uses fair value pricing to value its securities, it may value those securities higher or lower than another fund that uses market quotations or its own fair value procedures to price the same securities.
--------------------------------------------------------------------------------

SHARE TRADING PRICES

The trading prices of a Fund's shares listed on the Exchange may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors. The Exchange intends to disseminate the approximate value of the portfolio underlying a share of a Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per share of a

                                                                   PROSPECTUS 23


Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. Funds are not involved in, or responsible for, the calculation or dissemination of such values and make no warranty as to their accuracy.

CREATIONS AND REDEMPTIONS

The shares of each Fund that trade on the Exchange are "created" at their NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or more. A "creator" enters into an authorized participant agreement (a "Participant Agreement") with Rydex Distributors, Inc., the Funds' distributor (the "Distributor"), and deposits into a Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash, together totaling the NAV of the Creation Unit(s), in exchange for 50,000 shares of the Fund (or multiples thereof).

Similarly, shares can only be redeemed in Creation Units, generally 50,000 shares, principally in-kind for a portfolio of securities held by a Fund and a specified amount of cash together totaling the net asset value of the Creation Unit(s). Shares are not redeemable from a Fund except when aggregated in Creation Units. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form prescribed in the Participant Agreement.

Creations and redemptions must be made through an authorized firm that is either a member of the Continuous Net Settlement System of the NSCC or a DTC Participant, and in each case, must have executed a Participant Agreement with the Distributor with respect to creations and redemptions of Creation Units. Additional information about the procedures for the creation and redemption of Creation Units can be found in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a "distribution," as such term is used in the Securities Act of 1933 (the "Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case. Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (in contrast to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act.

TRANSACTION FEES

Each Fund will impose a Creation Transaction Fee and a Redemption Transaction Fee to offset the Fund's transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The Creation and Redemption Transaction Fees for creations and redemptions are as follows:

        ---------------------------------------------------------------
                                                CREATION AND REDEMPTION
        FUND                                        TRANSACTION FEES
        ---------------------------------------------------------------
        Rydex Russell Top 50 ETF                          $  500
        Rydex S&P  Equal Weight ETF                       $2,000
        Rydex S&P  500 Pure Value                         $1,000
        Rydex S&P  500 Pure Growth                        $1,000
        Rydex S&P  Mid Cap 400 Pure Value                 $  750
        Rydex S&P  Mid Cap 400 Pure Growth                $  750
        Rydex S&P  Small Cap 600 Pure Value               $1,000
        Rydex S&P  Small Cap 600 Pure Growth              $1,000

An additional charge of up to four (4) times the fixed transaction fee may be imposed on purchases or redemptions outside the NSCC's usual clearing process or for cash. Investors who use the services of a broker or other such intermediary may pay additional fees for these services.

24


The chart below shows the value of one Creation Unit for the following Funds as of the date of this Prospectus.

        -----------------------------------------------------------------
                                                        VALUE OF ONE
        FUND                                           CREATION UNIT
        -----------------------------------------------------------------
        Rydex Russell Top 50 ETF                         $5,000,000
        Rydex S&P Equal Weight ETF                       $8,500,000

The chart below shows the approximate value of one Creation Unit for the following Funds as of the date each Fund is first offered to the public.

        -----------------------------------------------------------------
                                                    APPROXIMATE VALUE OF
        FUND                                         ONE CREATION UNIT
        -----------------------------------------------------------------
        Rydex S&P  500 Pure Value ETF                    $1,500,000
        Rydex S&P  500 Pure Growth ETF                   $1,750,000
        Rydex S&P  MidCap 400 Pure Value ETF             $1,500,000
        Rydex S&P  MidCap 400 Pure Growth ETF            $2,500,000
        Rydex S&P  SmallCap 600 Pure Value ETF           $1,750,000
        Rydex S&P  SmallCap 600 Pure Growth ETF          $1,750,000

More information on the creation and redemption process is included in the SAI.

ACTIVE INVESTORS AND MARKET TIMING

Shares of the Funds are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. The Trust's Board of Trustees determined to not adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Funds' shares because the Funds sell and redeem their shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the authorized participant and the Distributor, principally in exchange for a basket of securities that mirrors the composition of each Fund's portfolio and a specified amount of cash. The Funds also impose a transaction fee on such Creation Unit transactions that is designed to offset the Funds' transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor will, in turn, pay the Service Provider out of its fees.

No distribution fees are currently charged to the Funds; there are no plans to impose these fees, and no such fees will be charged prior to March 1, 2007. However, in the event that 12b-1 fees are charged in the future, because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds pay out dividends to shareholders at least annually. Each Fund distributes its net capital gains, if any, to shareholders annually.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

                                                                   PROSPECTUS 25


TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

      o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income.

      o Dividends that are designated as qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that is attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      o Distributions paid in January, but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

Currently, any capital gain or loss upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year and as short-term gain or loss if held for one year or less. Any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that any capital gain distributions were paid with respect to such shares.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS

A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time, and the purchaser's aggregate basis in the securities surrendered and any net cash paid. A person who redeems Creation Units and receives securities in-kind from a Fund will generally recognize a gain or loss equal to the difference between the redeemer's basis in the Creation Units, and the aggregate market value of the securities

26


received and any net cash received. The Internal Revenue Service, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons effecting in-kind creations or redemptions should consult their own tax adviser with respect to these matters.

                                                                   PROSPECTUS 27

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Rydex Investments (the "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex ETF Trust since the Trust's inception in 2003. The Advisor also serves as the investment adviser of the Rydex Dynamic Funds, Rydex Variable Trust and Rydex Series Funds, and as the sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid or will pay the Advisor a fee at an annualized rate based on the average daily net assets for each Fund, as set forth below:

FUND                                              ADVISORY FEE
---------------------------------------------------------------
RYDEX S&P  EQUAL WEIGHT ETF*                         0.40%
RYDEX RUSSELL TOP 50 ETF*                            0.20%
RYDEX S&P  500 PURE VALUE ETF                        0.35%
RYDEX S&P  500 PURE GROWTH ETF                       0.35%
RYDEX S&P  MIDCAP 400 PURE VALUE ETF                 0.35%
RYDEX S&P  MIDCAP 400 PURE GROWTH ETF                0.35%
RYDEX S&P  SMALLCAP 600 PURE VALUE ETF               0.35%
RYDEX S&P  SMALLCAP 600 PURE GROWTH ETF              0.35%

* THE ADVISORY FEES PAID REPRESENT THE FEES PAID FOR THE FISCAL YEAR ENDED OCTOBER 31, 2005.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes (expected to be DE MINIMIS), brokerage commissions and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's annual report to shareholders for the fiscal year ended October 31, 2005.

PORTFOLIO MANAGEMENT

Each Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio. Mr. Byrum has co-managed each of the Funds since their inception.

28


JAMES R. KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each of the Funds since their inception.

MICHAEL J. DELLAPA, CFA, joined Rydex in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Mekros, Healthcare, Biotechnology, and Consumer Products funds. In 2005 Mr. Dellapa became director of investment research. Since joining Rydex, he has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Mr. Dellapa is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Mr. Dellapa has been a member of the Rydex S&P Equal Weight ETF and Rydex Russell Top 50 ETF portfolio management teams since their inception and has co-managed the Rydex S&P Equal Weight ETF and the Rydex Russell Top 50 ETF since September 1, 2005. Mr. Dellapa has co-managed each of the Rydex S&P Pure Style ETFs since their inception.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                                                   PROSPECTUS 29


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            RYDEX RUSSELL
                                                               TOP 50 ETF
                                                        -----------------
                                                           FOR THE PERIOD
                                                             MAY 4, 2005*
                                                                  THROUGH
                                                         OCTOBER 31, 2005
                                                        -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD ..............              $91.51
                                                        -----------------
Net Investment Income** .............................                0.79
Net Realized and Unrealized Gain on Investments** ...               (0.46)
                                                        -----------------
TOTAL FROM INVESTMENT OPERATIONS ....................                0.33
                                                        -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income ...............................               (0.45)
                                                        -----------------
NET ASSET VALUE AT END OF PERIOD ....................              $91.39
                                                        =================
TOTAL RETURN*** .....................................                0.36%

RATIOS/SUPPLEMENTAL DATA:
Net assets at End of Period (000's omitted) .........            $137,085

RATIO TO AVERAGE NET ASSETS OF:
Expenses ............................................                0.20%****
Net Investment Income ...............................                1.74%****
Portfolio Turnover Rate+ ............................                   1%

   *  COMMENCEMENT OF INVESTMENT OPERATIONS.

  **  BASED ON AVERAGE SHARES OUTSTANDING.

 *** TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE AT THE NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE DURING THE PERIOD, AND REDEMPTION ON THE LAST DAY OF THE PERIOD. TRANSACTION FEES AND BROKER COMMISSION CHARGES ARE NOT REFLECTED IN THE CALCULATION OF TOTAL INVESTMENT RETURN. TOTAL INVESTMENT RETURN CALCULATED FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.

****  ANNUALIZED.

   + PORTFOLIO TURNOVER IS NOT ANNUALIZED AND DOES NOT INCLUDE SECURITIES RECEIVED OR DELIVERED FROM PROCESSING CREATIONS OR REDEMPTIONS.

30


                                                                     RYDEX S&P EQUAL WEIGHT ETF
                                                    ----------------------------------------------------------
                                                                                                FOR THE PERIOD
                                                                                               APRIL 24, 2003*
                                                          YEAR ENDED           YEAR ENDED              THROUGH
                                                    OCTOBER 31, 2005     OCTOBER 31, 2004     OCTOBER 31, 2003
                                                    ----------------     ----------------     ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD ..........            $142.79              $126.43              $101.03
                                                       -------------        -------------        -------------
Net Investment Income** .........................               1.73                 1.48                 0.70
Net Realized and Unrealized Gain on Investments**              15.78                16.30                25.32
                                                       -------------        -------------        -------------
TOTAL FROM INVESTMENT OPERATIONS ................              17.51                17.78                26.02
                                                       -------------        -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income ...........................              (1.60)               (1.42)               (0.62)
                                                       -------------        -------------        -------------
NET ASSET VALUE AT END OF PERIOD ................            $158.70              $142.79              $126.43
                                                       =============        =============        =============
TOTAL RETURN*** .................................              12.29%               14.11%               25.77%

RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's omitted) .....         $1,071,410             $485,636             $177,135

RATIO TO AVERAGE NET ASSETS OF:
Expenses ........................................               0.40%                0.40%                0.40%****
Net Investment Income ...........................               1.11%                1.09%                1.13%****
Portfolio Turnover Rate+ ........................                 22%                  55%                  42%

   *  COMMENCEMENT OF INVESTMENT OPERATIONS.

  **  BASED ON AVERAGE SHARES OUTSTANDING.

 *** TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE AT THE NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE DURING THE PERIOD, AND REDEMPTION ON THE LAST DAY OF THE PERIOD. TRANSACTION FEES AND BROKER COMMISSION CHARGES ARE NOT REFLECTED IN THE CALCULATION OF TOTAL INVESTMENT RETURN. TOTAL INVESTMENT RETURN CALCULATED FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.

****  ANNUALIZED.

   + PORTFOLIO TURNOVER IS NOT ANNUALIZED AND DOES NOT INCLUDE SECURITIES RECEIVED OR DELIVERED FROM PROCESSING CREATIONS OR REDEMPTIONS.

                                                                   PROSPECTUS 31

UNDERLYING INDEX INFORMATION
--------------------------------------------------------------------------------

STANDARD & POOR'S

The S&P Equal Weight Index is comprised of the same constituent securities as the S&P 500(R) Index, and is compiled by Standard & Poor's. Unlike the S&P 500 Index, where each stock's weight on the index is proportionate to its market value (stock price times number of shares outstanding), each stock in the S&P Equal Weight Index has the same target weighting.

The S&P/Citigroup Pure Growth and Value series of indices are multifactor style series that focus on a narrower group of S&P 500, S&P MidCap 400, and S&P SmallCap 600 companies exhibiting strong growth or strong value characteristics. The companies included in the S&P/Citigroup Pure Growth and Value series of indices are weighted according to their respective growth and style scores.

Standard & Poor's does not sponsor, endorse, sell or promote the Funds and makes no representation or warranty, implied or express, and expressly disclaims any such warranty, to the investors in the Funds, or any member of the public, regarding:

      o     the advisability of investing in the Funds;

      o     the ability of the Indices to track stock market performance;

      o the accuracy and/or completeness of the Indices or any information contained therein;

      o the results to be obtained by the Funds, the investors of the Funds, or any person or entity from the use of the Indices or data included therein; and

      o the merchantability or fitness for a particular purpose for use with respect to the Indices or any data included therein.

Further, Standard & Poor's does not:

      o recommend that any person invest in the Funds or any other securities;

      o have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds;

      o have any responsibility or liability for the administration, management or marketing of the Funds;

      o consider the needs of the Funds or the investors of the Funds in determining, composing or calculating the Index or have any obligation to do so;

      o have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the Index or the related data; or

      o have any liability for any lost profits or indirect punitive, special or consequential damages or losses, even if Standard & Poor's knows that they might occur.

"Standard & Poor's(R)," S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc. and have been licensed for use by Rydex Investments.

FRANK RUSSELL COMPANY ("RUSSELL")

The Russell Top 50(TM) Index is made up of the 50 largest capitalization stocks as represented in the Russell 3000(R) universe. It offers investors access to the largest capitalization segment in the U.S. equity universe representing approximately 40% of the U.S. stock market. The starting universe for the Russell 3000(R) Index, all U.S. exchange and NASDAQ listed companies, is ranked by decreasing total market capitalization.

The Rydex Russell Top 50 ETF is not sponsored, endorsed, sold or promoted by Russell. Russell makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Russell Top 50(TM) Index to track general stock market performance or a segment of the same. Russell's publication of the Russell Top 50(TM) Index in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell Top 50(TM) Index is based. Russell's only relationship to the Trust is the licensing of certain trademarks and trade names of Russell and

32


of the Russell Top 50(TM) Index which is determined, composed and calculated by Russell without regard to the Trust or the Fund. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Top 50(TM) Index. Russell has no obligation or liability in connection with the administration, marketing or trading of the Fund.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL TOP 50(TM) INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL TOP 50(TM) INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL TOP 50(TM) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

More information about Standard & Poor's and Russell is located in the SAI under the heading "Index Publisher."

                                                                   PROSPECTUS 33


SUPPLEMENTAL INFORMATION
--------------------------------------------------------------------------------

I. PREMIUM/DISCOUNT INFORMATION

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Rydex S&P Equal Weight ETF and the Rydex Russell Top 50 ETF and each Fund's net asset value. Net asset value, or "NAV," is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. A Fund's Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply of and demand for shares of the Funds.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a positive percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a negative percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Rydex S&P Equal Weight ETF and Rydex Russell Top 50 ETF. The information shown for each Fund is for the year ended December 31, 2005. Information for the Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF, and Rydex S&P SmallCap 600 Pure Growth ETF is not presented as these Funds have not yet commenced operations as of the date of this Prospectus and therefore do not have a full quarter of information as of December 31, 2005.

Each line in the table shows the number of trading days in which the Funds traded within the premium/ discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

                              NUMBER OF DAYS         PERCENTAGE OF TOTAL DAYS
--------------------------------------------------------------------------------
                          RYDEX S&P      RYDEX       RYDEX S&P         RYDEX
                        EQUAL WEIGHT  RUSSELL TOP  EQUAL WEIGHT     RUSSELL TOP
PREMIUM/DISCOUNT RANGE       ETF        50 ETF*         ETF           50 ETF*
--------------------------------------------------------------------------------
GREATER THAN 0.5%               2            0          0.32%           0.00%
BETWEEN 0.25% AND 0.5%          3            7          0.48%           4.52%
BETWEEN 0.25% AND 0%          304           75         49.11%          48.39%
BETWEEN 0% AND -0.25%         310           73         50.08%          47.10%
--------------------------------------------------------------------------------
TOTAL                         619          155        100.00%         100.00%

*     THE RYDEX RUSSELL TOP 50 ETF COMMENCED OPERATIONS ON MAY 4, 2005.

II. TOTAL RETURN INFORMATION

The following table presents information about the total return of the Rydex S&P Equal Weight ETF's and the Rydex Russell Top 50 ETF's respective Underlying Index and the total return of each Fund. The information presented for the Funds is for the period ended October 31, 2005. Information for the Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF, and Rydex S&P SmallCap 600 Pure Growth ETF is not presented as these Funds had not commenced operations as of October 31, 2005.

"Average annual total returns" represent the average annual change in value of an investment over the period indicated. Each Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund, and the market return is based on the Market Price per share of a Fund. Since a Fund's shares typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Fund shares, the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV,

34


SUPPLEMENTAL INFORMATION
--------------------------------------------------------------------------------

respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of the Funds. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Funds will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed or sold in the market. The Funds' past performance is no guarantee of future results.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      CUMULATIVE
                      AVERAGE ANNUAL TOTAL RETURNS                                                   TOTAL RETURNS
------------------------------------------------------------------------------------------------------------------------------------
           YEAR ENDED                                INCEPTION                                         INCEPTION
            10/31/05                                TO 10/31/05                                       TO 10/31/05*
------------------------------------------------------------------------------------------------------------------------------------
                                            RYDEX S&P EQUAL WEIGHT ETF*
------------------------------------------------------------------------------------------------------------------------------------
                                                                             S&P                                        S&P
                         S&P EQUAL                                          EQUAL                                       EQUAL
                          WEIGHT                                            WEIGHT                                      WEIGHT
  NAV        MARKET        INDEX       NAV            MARKET                INDEX          NAV         MARKET           INDEX
------------------------------------------------------------------------------------------------------------------------------------
12.29%        12.13%       12.71%     20.81%          20.72%                22.95%        61.12%        60.82%           62.72%
------------------------------------------------------------------------------------------------------------------------------------
                                           RYDEX RUSSELL TOP 50 ETF**
------------------------------------------------------------------------------------------------------------------------------------
                          RUSSELL                                          RUSSELL                                      RUSSELL
                          TOP 50                                            TOP 50                                       TOP 50
  NAV        MARKET        INDEX       NAV            MARKET                INDEX          NAV         MARKET            INDEX
------------------------------------------------------------------------------------------------------------------------------------
 0.73%         0.73%        0.88%      0.73%          -0.83%                 0.88%         0.36%         1.74%            0.43%
------------------------------------------------------------------------------------------------------------------------------------

 * TOTAL RETURNS FOR THE PERIOD SINCE INCEPTION ARE CALCULATED FROM THE INCEPTION DATE OF THE RYDEX S&P EQUAL WEIGHT ETF (APRIL 24, 2003).

** TOTAL RETURNS FOR THE PERIOD SINCE INCEPTION ARE CALCULATED FROM THE INCEPTION DATE OF THE RYDEX RUSSELL TOP 50 ETF (MAY 4, 2005).

                                                                   PROSPECTUS 35

Additional information about the Funds is included in the Trust's SAI dated March 1, 2006, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into the Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888, visiting the Rydex web site at www.rydexinvestments.com, or writing to Rydex ETF Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To request other information about the Funds or to make shareholder inquiries, please call 800-820-0888.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-21261

36


--------------------------------------------------------------------------------

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

                                                                   PROSPECTUS 37

--------------------------------------------------------------------------------

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

[LOGO] RYDEXINVESTMENTS
       ESSENTIAL FOR MODERN MARKETS(TM)

9601 Blackwell Road o Suite 500 Rockville, MD 20850
www.rydexinvestments.com o 800.820.0888
ETF-PRO-0306 X0307